Stockholders Equity (Details) - Equity Option [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options unvested at beginning | shares	10,327
Weighted average exercise price unvested at beginning | $ / shares	$ 225.86
Number of options vested | shares	(5,892)
Weighted average exercise price vested | $ / shares	$ 305.51
Number of options forfeited | shares	(238)
Weighted average exercise price forfeited | $ / shares	$ 95.44
Number of options unvested at end | shares	4,197
Weighted average exercise price unvested at end | $ / shares	$ 87.36